Restatement	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Restatement [Abstract]
RESTATEMENT

NOTE 5 – RESTATEMENT

We restated our financial statements to correct the way we accounted for certain items related to stock based compensation, revenue share expense, and revenue recognition. The full impact of the restatement was reflected in the December 31, 2014 financial statements at the end of the year. The table below reflects the impact on the 2014 period reflected in this report.

The restated Consolidated Statement of Operations and Consolidated Statement of Cash Flows for the three and six months ended June 30, 2014, as applicable, is as follows:

Three months ended June 30, 2014			Previously
Financial Statement	Line Item	Corrected	Stated
Income statement	Revenue	1,426,808	1,454,214
Income statement	Cost of Sales	$730,140	$540,048
Income statement	Operating expenses	896,529	967,070
Income statement	Loss from operations	$(199,861)	$(52,904)
Income statement	Loss before income taxes	$(199,638)	$(52,681)
Income statement	Net loss	$(199,638)	$(52,681)

Six months ended June 30, 2014			Previously
Financial Statement	Line Item	Corrected	Stated
Income statement	Revenue	2,716,236	2,771,560
Income statement	Cost of Sales	$1,291,551	$1,038,858
Income statement	Operating expenses	2,386,747	2,439,028
Income statement	Loss from operations	$(962,062)	$(706,326)
Income statement	Loss before income taxes	$(961,733)	$(705,996)
Income statement	Net loss	$(961,733)	$(705,996)
Statement of cash flows	Net loss	$(961,733)	$(705,996)
Statement of cash flows	Stock and options issued for services	$627,344	$654,634
Statement of cash flows	Increase in accounts payable	$203,714	$173,889
Statement of cash flows	Decrease in revenue share payable	$(311,776)	$(686,760)
Statement of cash flows	Increase in deferred revenue	$19,651	$38,656

NOTE 17 – RESTATEMENT

The Company discovered and recorded items requiring it to restate its 2013 financial results, as well as its 2014 quarterly results, to correct the accounting for certain transactions contained therein. The restatement relates to unrecorded stock compensation related to investor relations and consulting services, unrecorded revenue share payables, and changes in revenue recognition, all occurring during the year ended December 31, 2013. The revenue recognition relates to promotional programs started in 2013 that were expected to be completed in 2013, but actually carried over into 2014.

The following items were restated in the 2013 Annual Financial Statements

Balance Sheet	Previously stated	Adjustments	Restated
Accounts receivable	$1,566,964	$(55,255)	$1,511,709
Revenue share payable	$1,193,661	$93,891	$1,287,552
Deferred revenue	$4,252	$222,020	$226,272
Additional paid in capital	$8,726,708	$148,477	$8,875,155
Deferred stock compensation	$(233,942)	$(36,520)	$(270,462)
Accumulated deficit	$(24,616,220)	$(483,137)	$(25,099,357)

Statement of Operations
Revenue	$4,957,016	$(277,275)	$4,679,741
Revenue share expense	$1,767,425	$93,891	$1,861,316
Operating expenses	$2,973,990	$111,701	$3,085,691
Net income (loss)	$215,847	$(483,137)	$(267,290)

Statement of Cash Flows
Net income (loss)	$215,847	$(483,137)	$(267,290)
Stock options issued for services	$19,547	$75,451	$94,998
Stock-based compensation	$399,092	$36,520	$435,612
Changes in accounts receivable	$(950,166)	$55,255	$(894,911)
Changes in revenue share payable	$1,103,084	$93,891	$1,196,975
Changes in deferred revenue	$(45,000)	$222,020	$177,020

The following tables show the effect of the restatement on the unaudited quarterly information previously filed.

Period Ended September 30, 2013 (unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$782,902	$28,376	$811,278
Deferred revenue	$13,272	$147,860	$161,132
Additional paid in capital	$8,449,271	$148,477	$8,597,748
Deferred stock compensation	$(233,077)	$(54,780)	$(287,857)
Accumulated deficit	$(24,870,854)	$(270,207)	$(25,141,061)

Statement of Operations
Three Months ended September 30, 2013
Revenue	$1,373,029	$(147,860)	$1,225,169
Revenue share expense	$529,134	$28,376	$557,510
Operating expenses	$982,504	$93,971	$1,076,475
Net income (loss)	$(141,527)	$(270,207)	$(411,734)
Nine Months ended September 30, 2013
Revenue	$3,146,406	$(147,860)	$2,998,546
Revenue share expense	$1,264,059	$28,376	$1,292,435
Operating expenses	$2,272,239	$93,971	$2,366,210
Net income (loss)	$(389,716)	$(270,207)	$(659,923)

Statement of Cash Flows
Net income (loss)	$(389,716)	$(270,207)	$(659,923)
Stock-based compensation	$310,823	$93,971	$404,794
Changes in revenue share payable	$649,825	$28,376	$678,201
Changes in deferred revenue	$(35,980)	$147,860	$111,880

Period Ended March 31, 2014 (unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$797,725	$167,880	$965,605
Deferred revenue	$168,714	$268,807	$437,521
Additional paid in capital	$27,155,730	$148,477	$27,304,207
Deferred stock compensation	$(454,409)	$(18,260)	$(472,669)
Accumulated deficit	$(25,269,535)	$(591,917)	$(25,861,452)

Statement of Operations
Three Months ended March 31, 2014
Revenue	$1,317,347	$(27,919)	$1,289,428
Revenue share expense	$498,810	$62,601	$561,411
Operating expenses	$1,471,598	$18,260	$1,489,858
Net income (loss)	$(653,315)	$(108,780)	$(762,095)

Statement of Cash Flows
Net income (loss)	$(653,315)	$(108,780)	$(762,095)
Stock-based compensation	$361,957	$18,260	$380,217
Changes in revenue share payable	$(395,935)	$62,601	$(333,334)
Changes in deferred revenue	$164,462	$27,919	$192,381

Period Ended June 30, 2014 (unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$506,901	$366,088	$872,989
Deferred revenue	$42,908	$258,270	$301,178
Additional paid in capital	$27,304,112	$84,677	$27,388,789
Accumulated deficit	$(25,322,216)	$(738,674)	$26,060,890)

Statement of Operations
Three Months ended June 30, 2014
Revenue	$1,454,214	$(27,206)	$1,427,008
Revenue share expense	$540,048	$190,092	$730,140
Operating expenses	$967,070	$(70,541)	$896,529
Net income (loss)	$(52,681)	$(146,757)	$(199,438)

Six Months ended June 30, 2014
Revenue	$2,771,560	$(55,124)	$2,716,436
Revenue share expense	$1,038,858	$252,693	$1,291,551
Operating expenses	$2,439,028	$(52,281)	$2,386,747
Net income (loss)	$(705,996)	$(255,537)	$(961,533)

Statement of Cash Flows
Net income (loss)	$(705,996)	$(255,537)	$(961,533)
Stock-based compensation	$654,634	$(52,281)	$602,353
Changes in revenue share payable	$(686,760)	$252,693	$(434,067)
Changes in deferred revenue	$38,656	$55,124	$93,780

Period Ended September 30, 2014(unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$853,410	$421,019	$1,274,429
Deferred revenue	$-0-	$118,949	$118,949
Additional paid in capital	$28,398,825	$84,677	$28,483,502
Accumulated deficit	$(25,716,530)	$(638,903)	$(26,355,433)

Statement of Operations
Three Months ended September 30, 2014
Revenue	$1,620,215	$199,206	$1,819,421
Revenue share expense	$858,898	$99,435	$958,,333
Operating expenses	$1,155,933	$-0-	$1,155,933
Net income (loss)	$(394,314)	$99,771	$(294,543)

Nine Months ended September 30, 2014
Revenue	$4,391,775	$144,082	$4,535,857
Revenue share expense	$1,897,757	$352,127	$2,249,884
Operating expenses	$3,594,961	$(52,280)	$3,542,681
Net income (loss)	$(1,100,310)	$(155,766)	$(1,256,076)

Statement of Cash Flows
Net income (loss)	$(1,100,310)	$(155,766)	$(1,256,076)
Stock-based compensation	$1,118,952	$(52,280)	$(1,066,672)
Changes in revenue share payable	$(340,251)	$352,127	$11,876
Changes in deferred revenue	$(4,252)	$(144,082)	$(148,334)